Assets and Disposal Groups Held For Sale	12 Months Ended
Mar. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
Assets and Disposal Groups Held for Sale
Takeda has classified certain assets as held for sale in the consolidated statements of financial position. Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through a sale and the sale is considered highly probable. The non-current assets and disposal groups held for sale are held at the lower of carrying amount or fair value less costs to sell.
Gains or losses recognized from measuring the disposal groups classified as held for sale at the lower of their carrying amounts or fair value less costs to sell are recorded as other operating income or expense.
Assets Held for Sale

	JPY (millions) As of March 31
	2019	2020
Investment accounted for using the equity method	¥450	¥—
Total	¥450	¥—

The assets held for sale as of March 31, 2019 represent an investment accounted for using the equity method in PRA Health Sciences that were classified as held for sale based on management decision to sell the investment. No impairment was recorded upon classification of the investment as held for sale. This investment was sold in May 2019. The fair value of the assets is based on expected sales price less costs of disposal.
The fair value of assets held for sale is classified as Level 3 in the fair value hierarchy.
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2019*	2020
Property, plant and equipment	¥451	¥41,316
Goodwill	—	63,538
Intangible assets	463,772	27,513
Inventories	21,096	3,266
Trade and other receivables	179	—
Cash and cash equivalents	629	—
Deferred tax assets	1,738	21,073
Other	898	574
Total assets	¥488,763	¥157,280

Net defined benefit liabilities	¥383	¥—
Provisions	93,978	80,841
Trade and other payables	210	—
Deferred tax liabilities	104,644	6,349
Other financial liabilities	14,860	—
Other	959	—
Total liabilities	¥215,034	¥87,190
*The disposal groups held for sales as of March 31, 2019 includes certain asset and disposal groups acquired from Shire.
The disposal groups held for sales as of March 31, 2019 consisted mainly of a group of assets and liabilities related to Axcelead Drug Discovery Partners, Inc., Takeda’s consolidated subsidiary, which was reclassified as held for sale following management decision to sell the subsidiary. The shares of the subsidiary were sold in April 2019. The fair value of the disposal group is based on the agreed upon sales price with the third party less costs of disposal and is classified as Level 3 in the fair value hierarchy as of March 31, 2019.
The disposal groups held for sales as of March 31, 2019 also included certain asset and disposal groups that were acquired from Shire with the intention to be sold that were classified as held for sale at the acquisition date. These relate to the Xiidra (lifitegrast ophthalmic solution) product which Takeda had subsequently announced a sale agreement for. These also include the R&D program referred to as SHP647 that the European Commission had required to be disposed as a condition to the acquisition of Shire by Takeda.
For the year ended March 31, 2020, Takeda sold the disposal group held for sale associated with Xiidra product for 375,536 million JPY with no material impact on the consolidated statements of profit or loss. In addition, for the year ended March 31, 2020, Takeda entered into an agreement to divest a portfolio of selected over-the-counter and prescription pharmaceutical assets sold in Near East, Middle East and Africa countries as well as Russia, Georgia and countries within the Commonwealth of Independent States. Takeda classified the corresponding assets and liabilities to the disposal groups held for sale and completed the sales for 85,578 million JPY within the same fiscal year. The proceeds from sale of disposal group held for sale associated with Xiidra product and portfolio sale of selected over-the counter and prescription pharmaceutical assets comprised the majority of Takeda’s proceeds from sales of business in the consolidated statements of cash flows of 461,546 million JPY.
The disposal groups held for sale consisted mainly of the following and its fair value are classified as Level 3 in the fair value hierarchy as of March 31, 2020:

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The R&D program referred to as SHP647 that was classified as the disposal group held for sale in the year ended March 31, 2019 remained as the disposal group held for sale as of March 31, 2020 as Takeda did not reach a sales agreement during the year ended March 31, 2020. For the year ending March 31, 2021, Takeda will cease to classify SHP647 as the disposal group held for sale following the European Commission’s decision to release Takeda from the obligation to divest it (Note 33).

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Property, plant and equipment related to a manufacturing site in Ireland and Shonan Health Innovation Park in Japan was classified as held for sale following management decision to sell the site and signing a sales agreement, respectively.

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Takeda classified the assets and liabilities such as intangible assets and goodwill related to the portfolio of selected over-the-counter and prescription pharmaceutical assets in Latin America which Takeda entered into a sales agreement with Hypera S.A. in March 2020.

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Takeda classified the assets and liabilities such as intangible assets and goodwill related to TachoSil (Fibrin Sealant Patch) product which Takeda entered into a sales agreement with Ethicon in May 2019. This agreement with Ethicon was terminated in April 2020 due to anti-trust issue raised by the European Commission. However, Takeda will continue to negotiate a sale with potential buyers.

No impairment loss was recorded for the year ended March 31, 2019 while Takeda recorded an impairment loss of 33,790 million JPY in other operating expenses upon the classification of the disposal group as held for sale for the year ended March 31, 2020. A part of the impairment loss recorded in other operating expenses for the year ended March 31, 2020 is included in restructuring expense.